Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab U.S. Large-Cap Growth Index Fund

(the fund)

Supplement dated August 1, 2019, to the fund’s currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus, and SAI.

IMPORTANT NOTICE REGARDING THE FUND’S DIVERSIFICATION POLICY

The Schwab U.S. Large-Cap Growth Index Fund has revised its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus, and SAI are effective immediately:

The following paragraph is added after the seventh paragraph on page 2 of the Summary Prospectus and after the third paragraph on page 14 of the Statutory Prospectus under the heading “Principal Investment Strategies”:

The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.

The following paragraph is added on page 2 of the Summary Prospectus and on page 14 of the Statutory Prospectus under the heading “Principal Risks”:

Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

Schwab U.S. Large-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab U.S. Large-Cap Growth Index Fund

(the fund)

Supplement dated August 1, 2019, to the fund’s currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus, and SAI.

IMPORTANT NOTICE REGARDING THE FUND’S DIVERSIFICATION POLICY

The Schwab U.S. Large-Cap Growth Index Fund has revised its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus, and SAI are effective immediately:

The following paragraph is added after the seventh paragraph on page 2 of the Summary Prospectus and after the third paragraph on page 14 of the Statutory Prospectus under the heading “Principal Investment Strategies”:

The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.

The following paragraph is added on page 2 of the Summary Prospectus and on page 14 of the Statutory Prospectus under the heading “Principal Risks”:

Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.